Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Loss Carryforwards [Line Items]
Provision or benefit for income taxes	$ 2,409,000	$ 0	$ 0
Statutory Federal income tax rate	34.00%	34.00%	34.00%
Acquired IPR&D carrying value	$ 2,500,000	$ 8,549,000
Deferred tax liability	$ 995,000	3,404,000
Cumulative change in ownership percentage description	more than 50%
Income tax holiday, testing period	3 years
Cumulative change in ownership percentage	50.00%
Impact on income tax, tax attribute carry forwards	$ 0
Operating loss carry forward expiration year	2031
R&D/orphan drug tax credit carry forwards	$ 26,328,000	19,369,000
Uncertain income tax position	50.00%
Unrecognized tax benefits	$ 0
Period of change in unrecognized tax benefits	12 months
Tax liability, penalties or interest	$ 0	0
Federal [Member]
Operating Loss Carryforwards [Line Items]
Tax loss carry forwards	105,300,000
R&D/orphan drug tax credit carry forwards	$ 25,600,000
Tax credit carry forwards expiration beginning year	2031
State and Local Jurisdiction [Member] | CALIFORNIA
Operating Loss Carryforwards [Line Items]
Tax loss carry forwards	$ 114,900,000
R&D/orphan drug tax credit carry forwards	1,100,000
AIR001 [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax liability	800,000
SynthRx [Member] | Vepoloxamer [Member]
Operating Loss Carryforwards [Line Items]
Provision or benefit for income taxes	2,400,000
Acquired IPR&D carrying value	500,000	6,500,000
Deferred tax liability	$ 200,000	$ 2,600,000